CONVERTIBLE PROMISSORY NOTES PAYABLE (Details Narrative) - USD ($)				1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 20, 2022	Aug. 09, 2022	May 03, 2022	Nov. 30, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 27, 2022	Apr. 14, 2022
Short-Term Debt [Line Items]
Principal amount					$ 2,250,000			$ 2,250,000		$ 2,250,000		$ 2,250,000
Repayment of debt										115,000
Interest expense								$ 58,692		$ 172,255		$ 27,450	$ 1,728,961
Warrants to purchase								1,306,506		1,306,506					115,540
Cashless warrant shares exercised					1,128,635			1,093,093		1,093,093		1,128,635	1,888,106	111,972	115,540
Repayment of notes										$ 10,000		$ 10,000
Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase					1,800,000	1,800,000	1,800,000					1,800,000
Warrant [Member] | Lenders [Member]
Short-Term Debt [Line Items]
Ownership percentage					4.90%			4.90%		4.90%		4.90%
Lenders [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase					200,000			200,000		200,000		200,000
Excise price					$ 1.25			$ 1.25		$ 1.25		$ 1.25
Excise price, percentage										125.00%		125.00%
Seven Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount					$ 2,250,000	$ 2,250,000	$ 2,250,000					$ 2,250,000
Default interest rate					90.00%	90.00%	90.00%					90.00%
Interest rate					8.00%	8.00%	8.00%					8.00%
Proceeds from debt issuance costs				$ 1,793,000	$ 1,793,000	$ 1,793,000	$ 1,793,000
Debt issuance cost					$ 162,000	$ 162,000	$ 162,000					$ 162,000
Issuance price discounted percentage					90.00%	90.00%	90.00%
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Default interest rate					16.00%							16.00%
Interest rate					8.00%			8.00%		8.00%		8.00%
Default interest rate								16.00%		16.00%
Proceeds from offering costs										$ 15,000,000		$ 15,000,000
Conversion rate										70.00%		70.00%
Conversion price					$ 0.75			$ 0.75		$ 0.75		$ 0.75
Interest expense												$ 27,447
Promissory Note [Member] | Lender [Member]
Short-Term Debt [Line Items]
Percentage of prepayment penalty										10.00%
Repayment of debt			$ 25,000
Promissory Note [Member] | Six Lender [Member]
Short-Term Debt [Line Items]
Repayment of debt		$ 50,000
Promissory Note [Member] | Five Lender [Member]
Short-Term Debt [Line Items]
Repayment of debt	$ 65,000